Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Carrying Value and Estimated Fair Values
Cost method investments	$ 204,172,000	$ 204,172,000
Investment in affiliates	323,995,000	335,372,000
Derivative asset	28,226,000	12,603,000
Derivative liability	1,639,000	16,694,000
Interest Rate Swap | Cash Flow Hedging
Carrying Value and Estimated Fair Values
Derivative notional amount	0	100,900,000
Derivative asset (liability)	0	400,000
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative notional amount	$ 1,250,000,000	1,475,900,000.0
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument | Minimum
Carrying Value and Estimated Fair Values
Maturity Dates	Dec. 31, 2014
Fixed Interest Rates	1.13%
Interest Rate Swap | Cash Flow Hedging | Designated as Hedging Instrument | Maximum
Carrying Value and Estimated Fair Values
Maturity Dates	Dec. 31, 2021
Fixed Interest Rates	1.94%
Carrying Value | Level 1
Carrying Value and Estimated Fair Values
Cash and cash equivalents	$ 374,828,000	191,410,000
Restricted cash	35,524,000	74,587,000
Investment in available-for-sale securities	40,485,000	275,307,000
Carrying Value | Level 2
Carrying Value and Estimated Fair Values
Short-term debt due from a related party	0	20,000,000
Long term debt due from a related party	100,000,000	0
Short term loans receivable	87,092,000	0
Long term loans receivable	53,000,000	0
Short-term debt	224,864,000	116,431,000
Long-term debt - convertible bonds	240,662,000	238,037,000
Long-term debt - floating	1,352,462,000	1,026,319,000
Carrying Value | Level 2 | Interest Rate Swap
Carrying Value and Estimated Fair Values
Derivative asset	6,995,000	12,603,000
Derivative liability	1,639,000	3,038,000
Carrying Value | Level 2 | Return Equity Swap
Carrying Value and Estimated Fair Values
Derivative asset	21,231,000	0
Derivative liability	0	13,656,000
Carrying Value | Level 3
Carrying Value and Estimated Fair Values
Cost method investments	204,172,000	204,172,000
Investment in affiliates	323,995,000	335,372,000
Fair value | Level 1
Carrying Value and Estimated Fair Values
Cash and cash equivalents	374,828,000	191,410,000
Restricted cash	35,524,000	74,587,000
Investment in available-for-sale securities	40,485,000	275,307,000
Fair value | Level 2
Carrying Value and Estimated Fair Values
Short-term debt due from a related party	0	20,000,000
Long term debt due from a related party	100,000,000	0
Short term loans receivable	87,092,000	0
Long term loans receivable	53,000,000	0
Short-term debt	224,864,000	116,431,000
Long-term debt - convertible bonds	302,678,000	251,555,000
Long-term debt - floating	1,352,462,000	1,026,319,000
Fair value | Level 2 | Interest Rate Swap
Carrying Value and Estimated Fair Values
Derivative asset	6,995,000	12,603,000
Derivative liability	1,639,000	3,038,000
Fair value | Level 2 | Return Equity Swap
Carrying Value and Estimated Fair Values
Derivative asset	21,231,000	0
Derivative liability	0	13,656,000
Fair value | Level 3
Carrying Value and Estimated Fair Values
Cost method investments	221,140,000	307,939,000
Investment in affiliates	$ 323,995,000	$ 335,372,000